Loans Receivable - Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Mar. 31, 2012
Receivables [Abstract]
Carrying amount of impaired loans	$ 47,914		$ 78,471				$ 131,263
Average carrying amount of impaired loans	58,017	[1],[2]	77,734	[1],[3],[4]	126,589	[2]	189,919	[1],[3]	183,747	[3]	304,060	[3]
Loans and troubled debt restructurings on non-accrual status	42,167		68,497				118,790
Troubled debt restructurings - accrual	11,249		33,087				41,565
Troubled debt restructurings - non-accrual	21,405	[5]	29,346	[5]			26,287	[5]
Loans past due ninety days or more and still accruing	6,767	[6]	8,930	[6],[7]			13,697	[7]
Troubled debt restructurings valuation allowance	$ 5,500		$ 12,216

[1]	Calculated on a trailing 9 month basis for December 31, 2013 and a trailing 12 month basis for March 31, 2013.
[2]	The average carry amount was calculated on a trailing 12 month basis.
[3]	The average carry amount was calculated on a trailing 9 month basis for December 31, 2013 and 2012 and a trailing 12 month basis for March 31, 2013 and 2012.
[4]	Includes ratio-based allowance for loan losses of $2.1 million and $5.7 million associated with loans totaling $12.5 million and $35.9 million at December 31, 2013 and March 31, 2013, respectively, for which individual reviews have not been completed but an allowance established based on the ratio of allowance for loan losses to unpaid principal balance for the loans individually reviewed, by class of loan.
[5]	Troubled debt restructurings-non-accrual are included in the loans and troubled debt restructurings on non-accrual status line item above.
[6]	Representes the guaranteed portion of education loans that were 90+ days past due which continue to accrue interest due to a guarantee provided by government agencies covering approximately 97% of the outstanding balance.
[7]	Represents the guaranteed portion of education loans that were more than 90 days past due which continue to accrue interest due to a guarantee provided by government agencies covering approximately 97% of the outstanding balance.